Acquisitions and Business Combinations (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure Of Consideration Paid In Business Combination
The amount disclosed in the cash flow statement for cash paid for the acquisition of the Mponeng operation and related assets is determined as follows:

SA Rand
Figures in million	Total
Cash consideration paid	3 366
Cash acquired	(3)
Net cash paid on 30 September 2020	3 363

Disclosure of Fair Value of Assets Acquired and Liabilities Assumed
The fair values as at the acquisition date are as follows:

	SA Rand
	2021
Figures in million	Provisional fair value	Measurement period adjustment	Final fair value
Non-current assets
Property, plant and equipment	6 547	(523)	6 024
Restricted cash and investments	1 268	—	1 268
Deferred tax assets	103	119	222
Current assets
Inventories	454	—	454
Trade and other receivables[1]	59	(12)	47
Cash and cash equivalents	3	—	3
Non-current liabilities
Deferred tax liabilities	(251)	84	(167)
Provision for environmental rehabilitation	(1 442)	(414)	(1 856)
Other non-current liabilities	(41)	—	(41)
Streaming contract liability	(938)	—	(938)
Current liabilities
Trade and other payables	(535)	211	(324)
Streaming contract liability	(479)	—	(479)
Fair value of net identifiable assets acquired at 1 October 2020	4 748	(535)	4 213
[1] The gross contractual amounts receivable is equal to the fair value of the receivables at acquisition date

Disclosure Of Gain On Business Combination
Gain on bargain purchase has been recognised as follows:

	SA Rand
	2021
Figures in million	Provisional fair value	Measurement period adjustment	Final fair value
Consideration paid
– Cash consideration	3 366	—	3 366
– Contingent consideration	229	315	544
Fair value of net identifiable assets acquired	(4 748)	535	(4 213)
Gain on bargain purchase	(1 153)	850	(303)